Fair value of financial instruments	12 Months Ended
Dec. 31, 2023
Fair Value Disclosures [Abstract]
Fair value of financial instruments
Note 4: - Fair value of financial instruments

The following tables set forth the fair value of the Company’s financial assets and liabilities measured at fair value as of:

	December 31, 2023
	Level 1	Level 2	Level 3
Cash and cash equivalents:
Cash	$99,293	$-	$-
Money market fund	79,621	-	-
Deposits	4,760	-	-
Bank deposits	85,893	-	-
Restricted deposits	1,299	-	-
Marketable securities	-	476,138	-
Asset derivatives (located in other receivables)	-	971	-
Liability derivatives (located in other account payables and accrued expenses)	-	(87)	-
	$270,866	$477,022	$-

	December 31, 2022
	Level 1	Level 2	Level 3
Cash and cash equivalents:
Cash	$52,558	$-	$-
Restricted cash	1,137	-	-
Money market funds	30,828	-	-
Bank deposits	3,366	-	-
Bank deposits	134,000	-	-
Restricted deposits	50	-	-
Marketable securities	-	431,132	-
Asset derivatives (located in other receivables)	-	60	-
Liability derivatives (located in other account payables and accrued expenses)	-	(1,444)	-
	$221,939	$429,748	$-

The fair value of other financial instruments included in working capital and other non-current assets and liabilities approximate their carrying value.

As of December 31, 2023, the total estimated fair value of the convertible notes was approximately $405,950. The fair value of the convertible notes is considered to be Level 2 within the fair value hierarchy and was determined based on the quoted price of the convertible notes in an over-the-counter market.